Long-term Investments (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Long-term Investments
Investments made/transferred from prepayments		$ 151,889	$ 227,541
Cost Method
Long-term Investments
Investments made/transferred from prepayments		47,957	67,957
Cost Method | Private high tech companies
Long-term Investments
Investments made/transferred from prepayments		48,000	68,000
Equity Method
Long-term Investments
Investments made/transferred from prepayments		$ 103,932	159,584
A mobile app company
Long-term Investments
Cash consideration	$ 39,500
Fair value change loss for equity interest previously held by Group immediately before step acquisition	$ 27,600
A mobile app company | Cost Method
Long-term Investments
Investments made/transferred from prepayments			39,500	$ 39,500
A mobile app company | Equity Method | A commercial search business
Long-term Investments
Fair value change loss for equity interest previously held by Group immediately before step acquisition			$ 27,600